Note 16 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Middlefield Banc Corp.		The Middlefield Banking Co.
(Dollar amounts in thousands)	December 31, 2014		December 31, 2014
	Amount	Ratio	Amount	Ratio

Total Capital (to Risk-weighted Assets)

Actual	$70,693	14.64%	$68,325	14.19%
For Capital Adequacy Purposes	38,642	8.00%	38,507	8.00%
To Be Well Capitalized	48,302	10.00%	48,134	10.00%

Tier I Capital (to Risk-weighted Assets)

Actual	$64,645	13.38%	$62,315	12.95%
For Capital Adequacy Purposes	19,321	4.00%	19,253	4.00%
To Be Well Capitalized	28,981	6.00%	28,880	6.00%

Tier I Capital (to Average Assets)

Actual	$64,645	9.60%	$62,315	9.25%
For Capital Adequacy Purposes	26,945	4.00%	26,945	4.00%
To Be Well Capitalized	33,682	5.00%	33,682	5.00%
	Middlefield Banc Corp.		The Middlefield Banking Co.		Emerald Bank
	December 31, 2013		December 31, 2013		December 31, 2013
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital (to Risk-weighted Assets)

Actual	$64,220	14.06%	$53,194	13.77%	$9,482	13.76%
For Capital Adequacy Purposes	36,541	8.00%	30,906	8.00%	5,514	8.00%
To Be Well Capitalized	45,676	10.00%	38,632	10.00%	6,893	10.00%

Tier I Capital (to Risk-weighted Assets)

Actual	$58,494	12.81%	$48,364	12.52%	$8,605	12.48%
For Capital Adequacy Purposes	18,270	4.00%	15,453	4.00%	2,757	4.00%
To Be Well Capitalized	27,406	6.00%	23,179	6.00%	4,136	6.00%

Tier I Capital (to Average Assets)

Actual	$58,494	8.97%	$48,364	8.51%	$8,605	10.92%
For Capital Adequacy Purposes	26,093	4.00%	22,735	4.00%	3,152	4.00%
To Be Well Capitalized	32,617	5.00%	28,419	5.00%	3,940	5.00%